Deferred Revenue - Summary of Changes in Deferred Revenue (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Revenue Disclosure [Abstract]
Deferred revenue, beginning of period	$ 1,214,096	$ 930,436	$ 1,060,040
Billings	1,110,682	4,781,924	5,040,665
Revenue recognized (prior year deferred revenue)	(861,496)	(930,436)	(1,004,697)
Revenue recognized (current year deferred revenue)	(217,976)	(3,567,828)	(4,165,572)
Deferred revenue, end of period	$ 1,245,306	$ 1,214,096	$ 930,436